Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt are comprised
Short-term borrowings and long-term debt are comprised of the following:

	April 1, 2020
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	824,045	0.74%
Long-term debt
Long-term loans	254,916	0.26%	2020-2030
Unsecured bonds	259,441	0.29%	2020-2029
Unsecured zero coupon convertible bonds	117,359	—%	2022
Lease liabilities	406,237	2.48%

	1,037,953
Less — Portion due within one year	98,923

	939,030

	March 31, 2021
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,201,747	0.14%
Long-term debt
Long-term loans	526,790	0.62%	2021-2030
Unsecured bonds	289,491	0.28%	2021-2029
Unsecured zero coupon convertible bonds	40,738	—%	2022
Lease liabilities	402,023	2.12%

	1,259,042
Less — Portion due within one year	205,406

	1,053,636

	March 31, 2022
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,976,553	0.18%
Long-term debt
Long-term loans	693,603	0.70%	2022-2056
Unsecured bonds	189,608	0.25%	2022-2029
Unsecured zero coupon convertible bonds	26,495	—%	2022
Lease liabilities	465,349	2.10%

	1,375,055
Less — Portion due within one year	171,409

	1,203,646

Summary of pledged assets as collateral
Certain subsidiaries in the Financial Services segment pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	740,331	1,036,855	1,490,663
Housing loans in the banking business	374,314	553,722	782,175

In addition to the above, certain subsidiaries in the Financial Services segment pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	—	361,278	521,912
Furthermore, pledged securities of certain subsidiaries in the Financial Services segment as collateral for cash settlements, variation margins of futures markets and certain other purposes are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	14,672	17,355	21,271